OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
OTHER CURRENT ASSETS	OTHER CURRENT ASSETS

(in thousands of $)	2024	2023
Capitalized fulfillment costs	1,390	3,558
Agent receivables	530	969
Advances	1,023	1,238
Claims receivables	9,591	8,784
Bunker receivables on time charter-out contracts	28,362	21,659
Other receivables	13,058	11,604
Total other current assets	53,954	47,812
Other receivables are presented net of allowances for credit losses amounting to $46.3 thousands as of December 31, 2024 and $46.3 thousands as of December 31, 2023.